SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of assets measured at fair value on a non-recurring basis (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	¥ 1,185,311		¥ 1,320,822		$ 165,831
Property and equipment, loss	46,213	$ 6,465	50,614	¥ 22,750
Fair Value, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	124,993		103,399	105,689
Property and equipment, loss	46,213		50,614	22,750
Fair Value, Nonrecurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property and equipment	¥ 124,993		¥ 103,399	¥ 105,689